Note 11 - Goodwill (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Goodwill, Impairment Loss (in Dollars)	$ 13,463,224
Northern China [Member]
Cash Flow Discount Rate, Goodwill Impairment Test	23.50%
Terminal Value Growth Rate, Goodwill Impairment Test	3%
Goodwill, Impairment Loss (in Dollars)	403,561
Hong Kong [Member]
Cash Flow Discount Rate, Goodwill Impairment Test	16.00%
Terminal Value Growth Rate, Goodwill Impairment Test	3%
Goodwill, Impairment Loss (in Dollars)	1,267,826
Eastern China [Member]
Cash Flow Discount Rate, Goodwill Impairment Test	22.00%
Terminal Value Growth Rate, Goodwill Impairment Test	3%
Goodwill, Impairment Loss (in Dollars)	9,284,338
Southern China [Member]
Cash Flow Discount Rate, Goodwill Impairment Test	19.00%
Terminal Value Growth Rate, Goodwill Impairment Test	3%
Goodwill, Impairment Loss (in Dollars)	$ 2,507,499